Equity Instruments (Details 5)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		75.00%
Risk free interest rate		1.32%
Expected term (years)		5 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		75.00%	0.00%
Risk free interest rate, Minimum	1.02%	1.07%
Risk free interest rate			0.00%
Risk free interest rate, Maximum	1.33%	1.76%
Expected term (years)			0 years
Dividend yield	0.00%	0.00%	0.00%
Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	229.80%
Expected term (years)	5 years	5 years
Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	186.70%
Expected term (years)	4 years 8 months 5 days	4 years 2 months 12 days